PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT

The Company reviews the estimated useful lives of property and equipment at the end of each reporting period. The Company determined that the useful lives of the assets included as property and equipment are in accordance with their expected lives.

Property and equipment as of December 31, 2023 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3 - 5	5	50
Cost
Values at beginning of year	92,837	16,479	78,210	276	31,505	2,354	59,174	280,835
Additions related to business combinations (note 26.2)	2,213	287	83	350	280	—	169	3,382
Additions	11,415	1,142	582	33	—	—	17,454	30,626
Derecognition	(3,083)	(104)	(63)	(238)	—	—	—	(3,488)
Transfers	26	610	25,975	—	42,649	—	(69,260)	—
Translation	83	69	318	8	26	—	2	506
Values at end of year	103,491	18,483	105,105	429	74,460	2,354	7,539	311,861

Depreciation
Accumulated at beginning of year	55,361	10,983	50,816	113	1,829	—	—	119,102
Additions	18,372	2,419	10,857	148	964	—	—	32,760
Derecognition	(2,619)	(56)	(63)	(176)	—	—	—	(2,914)
Translation	(39)	38	154	6	18	—	—	177
Accumulated at end of year	71,075	13,384	61,764	91	2,811	—	—	149,125
Carrying amount	32,416	5,099	43,341	338	71,649	2,354	7,539	162,736

Property and equipment as of December 31, 2022 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3 - 5	5	50
Cost
Values at beginning of year	66,602	14,207	68,302	240	13,971	2,354	62,614	228,290
Additions related to business combinations (note 26.2)	650	147	398	128	—	—	—	1,323
Additions	26,542	2,599	1,269	—	—	—	22,749	53,159
Disposals	(776)	(458)	(296)	—	—	—	—	(1,530)
Transfers	1	(9)	8,667	—	17,534	—	(26,193)	—
Translation	(182)	(7)	(130)	(92)	—	—	4	(407)
Values at end of year	92,837	16,479	78,210	276	31,505	2,354	59,174	280,835

Depreciation
Accumulated at beginning of year	42,024	8,475	42,915	11	1,492	—	—	94,917
Additions	13,899	2,896	8,110	82	337	—	—	25,324
Disposals	(746)	(397)	(286)	—	—	—	—	(1,429)
Translation	184	9	77	20	—	—	—	290
Accumulated at end of year	55,361	10,983	50,816	113	1,829	—	—	119,102
Carrying amount	37,476	5,496	27,394	163	29,676	2,354	59,174	161,733